Consolidated schedule of investments
Nomura Asset Strategy Fund
December 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.22%
Fannie Mae REMICs
Series 2015-18 NS 2.131% (6.01% minus SOFR, Cap 6.12%) 4/25/45 Σ, =, •	2,822,208	$ 298,239
Series 2015-37 SB 1.631% (5.51% minus SOFR, Cap 5.62%) 6/25/45 Σ, =, •	5,787,422	495,246
Series 2016-48 US 2.111% (5.99% minus SOFR, Cap 6.10%) 8/25/46 Σ, =, •	5,772,181	415,483
Series 2017-33 AI 4.50% 5/25/47 Σ, =	2,267,587	273,885
Series 2019-13 IP 5.00% 3/25/49 Σ, =	1,813,750	385,693
Series 4740 SB 2.052% (6.04% minus SOFR, Cap 6.15%) 11/15/47 Σ, =, •	2,849,245	327,387

GNMA Series 2021-162 IN 3.00% 9/20/51 Σ, =	13,009,112	1,876,202
Total Agency Collateralized Mortgage Obligations (cost $5,597,277)		4,072,135

Agency Commercial Mortgage-Backed Securities — 0.05%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	700,000	631,735
Series K150 A2 3.71% 9/25/32 ♦, •	180,000	173,969
Series K753 A2 4.40% 10/25/30 ♦	120,000	121,542
Total Agency Commercial Mortgage-Backed Securities (cost $921,092)		927,246

Agency Mortgage-Backed Securities — 4.06%
Fannie Mae S.F. 15 yr
2.00% 8/1/36	1,096,744	1,015,886
2.50% 6/1/37	881,708	834,065
3.00% 11/1/33	231,077	225,612
3.00% 9/1/37	278,528	268,345
Fannie Mae S.F. 30 yr
2.00% 6/1/50	87,103	71,202
2.00% 2/1/51	5,935,227	4,803,759
2.00% 4/1/51	7,288,483	5,937,471
2.00% 9/1/51	1,189,627	966,880
2.50% 3/1/51	1,723,086	1,469,921
2.50% 11/1/51	85,286	73,427
2.50% 3/1/52	2,337,563	1,981,565
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.50% 4/1/52	103,980	$ 89,069
3.00% 7/1/52	2,929,943	2,599,486
3.00% 8/1/52	2,019,998	1,787,951
3.50% 5/1/52	1,376,395	1,275,598
3.50% 9/1/52	2,141,991	2,006,325
4.00% 1/1/55	1,754,286	1,664,553
4.00% 1/1/56	940,000	891,910
5.00% 2/1/53	756,793	757,802
5.00% 8/1/53	266,025	266,147
5.50% 9/1/54	1,761,645	1,787,209
5.50% 9/1/55	2,953,455	2,995,411
6.00% 8/1/54	1,982,222	2,035,469
6.00% 12/1/54	3,719,957	3,822,397
6.50% 3/1/55	1,598,151	1,660,101
6.50% 9/1/55	855,030	889,525
7.00% 8/1/55	474,449	498,978

Freddie Mac S.F. 15 yr 2.00% 8/1/36	897,468	831,228
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,458,997	1,993,949
2.50% 11/1/50	50,259	43,363
2.50% 1/1/52	2,498,002	2,140,116
2.50% 5/1/52	3,790,185	3,221,242
3.00% 12/1/46	803,916	729,111
3.50% 4/1/52	427,603	397,572
4.00% 9/1/52	535,735	511,067
4.50% 10/1/52	2,005,221	1,965,337
5.00% 9/1/52	1,054,368	1,064,471
5.00% 1/1/55	1,012,101	1,009,902
GNMA II S.F. 30 yr
2.00% 10/20/50	3,621,647	3,001,477
2.50% 7/20/51	3,969,189	3,425,557
3.00% 4/20/52	2,323,010	2,090,009
3.50% 9/20/55	2,286,191	2,081,565
4.00% 4/20/55	877,834	829,598
4.50% 8/20/55	853,878	832,071
5.00% 9/20/52	414,539	415,671
5.00% 12/20/54	744,853	743,962
5.50% 5/20/53	599,498	609,621
5.50% 2/20/54	214,811	218,840
5.50% 2/20/55	1,405,636	1,421,076
6.00% 3/20/55	976,994	996,305
6.50% 4/20/55	482,261	498,853
Total Agency Mortgage-Backed Securities (cost $73,340,670)		73,748,027

NQ- IV006 [1225] 0226 (5191634)    1

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations — 0.13%
AIMCO CLO 17 Series 2022-17A CR 144A 5.757% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	650,000	$ 649,165
Barings CLO Series 2018-2A CR 144A 6.005% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	600,000	600,344
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •	450,000	450,000
OHA Credit Funding Series 2022-11A CR 144A 5.784% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	600,000	600,331
Total Collateralized Loan Obligations (cost $2,300,000)		2,299,840

Convertible Bond — 0.13%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 >>, π	2,309,115	2,355,130
Total Convertible Bond (cost $2,289,855)		2,355,130

Corporate Bonds — 13.19%
Banking — 2.07%
Banco Santander
4.551% 11/6/30	200,000	200,262
5.365% 7/15/28 μ	800,000	815,867

Bancolombia 8.625% 12/24/34 μ	690,000	740,390
Bank of America
1.734% 7/22/27 μ	830,000	819,524
5.162% 1/24/31 μ	490,000	505,958
5.518% 10/25/35 μ	618,000	633,264
5.819% 9/15/29 μ	220,000	229,667
5.872% 9/15/34 μ	185,000	197,493
6.204% 11/10/28 μ	470,000	488,515
6.25% 7/26/30 μ, ψ	625,000	635,216
6.625% 5/1/30 μ, ψ	255,000	265,900
Citibank
5.438% 4/30/26	320,000	321,241
5.488% 12/4/26	1,385,000	1,403,518
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup
3.07% 2/24/28 μ	711,000	$ 703,090
4.503% 9/11/31 μ	555,000	556,869
6.02% 1/24/36 μ	320,000	335,298
6.625% 2/15/31 μ, ψ	1,150,000	1,169,184
6.75% 2/15/30 μ, ψ	295,000	300,516
6.875% 8/15/30 μ, ψ	130,000	135,168
7.00% 8/15/34 μ, ψ	285,000	300,744

Credit Agricole 144A 4.818% 9/25/33 #, μ	615,000	614,425
Deutsche Bank
4.95% 8/4/31 μ	744,000	751,693
5.297% 5/9/31 μ	325,000	333,068
6.819% 11/20/29 μ	490,000	523,057
7.146% 7/13/27 μ	355,000	360,482
Goldman Sachs Group
1.542% 9/10/27 μ	2,520,000	2,476,524
4.369% 10/21/31 μ	565,000	563,774
5.049% 7/23/30 μ	1,160,000	1,188,814
5.218% 4/23/31 μ	500,000	516,526
6.484% 10/24/29 μ	555,000	588,795

Huntington Bancshares 6.25% 10/15/30 μ, ψ	330,000	331,564
JPMorgan Chase & Co.
5.103% 4/22/31 μ	420,000	433,820
5.14% 1/24/31 μ	290,000	299,798
5.571% 4/22/28 μ	250,000	255,043
5.572% 4/22/36 μ	242,000	253,992
5.576% 7/23/36 μ	240,000	248,360
6.254% 10/23/34 μ	776,000	853,362
Morgan Stanley
2.484% 9/16/36 μ	575,000	505,823
4.133% 10/18/29 μ	210,000	209,960
4.892% 10/22/36 μ	305,000	302,417
5.164% 4/20/29 μ	780,000	797,838
5.664% 4/17/36 μ	385,000	404,364
5.831% 4/19/35 μ	593,000	630,398
6.296% 10/18/28 μ	575,000	597,562
6.407% 11/1/29 μ	530,000	561,859

NatWest Group 5.115% 5/23/31 μ	545,000	559,910
NatWest Markets 144A 5.022% 3/21/30 #	1,005,000	1,031,711
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ	1,870,000	1,925,070
PNC Financial Services Group
4.899% 5/13/31 μ	210,000	214,989
5.575% 1/29/36 μ	525,000	547,699
5.676% 1/22/35 μ	235,000	247,857
6.875% 10/20/34 μ	445,000	503,841

2    NQ- IV006 [1225] 0226 (5191634)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Royal Bank of Canada 6.50% 11/24/85 μ	415,000	$ 413,549
Societe Generale 144A 5.439% 10/3/36 #, μ	495,000	496,262
State Street
4.543% 4/24/28 μ	445,000	448,854
4.784% 10/23/36 μ	265,000	263,723
4.834% 4/24/30	230,000	236,903

Toronto-Dominion Bank 6.35% 10/31/85 μ	200,000	203,566
Truist Financial 4.964% 10/23/36 μ	1,025,000	1,014,470
UBS Group
144A 5.01% 3/23/37 #, μ	295,000	292,514
144A 6.85% 9/10/29 #, μ, ψ	615,000	631,343
144A 7.00% 2/10/30 #, μ, ψ	230,000	235,998
US Bancorp
4.653% 2/1/29 μ	411,000	416,208
5.046% 2/12/31 μ	385,000	395,591
5.678% 1/23/35 μ	235,000	248,272
6.787% 10/26/27 μ	220,000	224,871

US Bank 4.73% 5/15/28 μ	375,000	378,820
Wells Fargo & Co.
5.244% 1/24/31 μ	295,000	305,638
5.605% 4/23/36 μ	865,000	906,978
		37,505,639
Basic Industry — 0.09%
BHP Billiton Finance USA 4.75% 2/28/28	915,000	929,752
Westlake
5.55% 11/15/35	452,000	452,153
6.375% 11/15/55	195,000	192,074
		1,573,979
Brokerage — 0.39%
Apollo Global Management
4.60% 1/15/31	265,000	266,591
5.15% 8/12/35	200,000	200,465

Blackstone Reg Finance 5.00% 12/6/34	1,335,000	1,347,303
Brookfield Asset Management 4.653% 11/15/30	495,000	499,177
Brookfield Finance 5.33% 1/15/36	920,000	921,775
Jefferies Financial Group 2.625% 10/15/31	1,730,000	1,535,814
KKR & Co. 5.10% 8/7/35	1,255,000	1,255,646
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)

Raymond James Financial 5.65% 9/11/55	1,140,000	$ 1,116,704
		7,143,475
Capital Goods — 0.21%
Amphenol
4.125% 11/15/30	215,000	213,942
4.40% 2/15/33	310,000	306,836
4.625% 2/15/36	385,000	377,342
Boeing
6.259% 5/1/27	420,000	431,113
6.388% 5/1/31	130,000	141,137
6.858% 5/1/54	1,005,000	1,129,498
Northrop Grumman
4.03% 10/15/47	855,000	687,310
5.20% 6/1/54	530,000	496,576
		3,783,754
Communication Services — 1.03%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	1,120,000	916,474
CCO Holdings 144A 4.50% 8/15/30 #	3,830,000	3,608,518
Comcast 6.05% 5/15/55	285,000	281,807
Connect Finco 144A 9.00% 9/15/29 #	1,340,000	1,423,065
Gray Media 144A 7.25% 8/15/33 #	379,000	387,500
Iliad Holding 144A 8.50% 4/15/31 #	725,000	780,752
Lindblad Expeditions 144A 7.00% 9/15/30 #	395,000	412,244
Midcontinent Communications 144A 8.00% 8/15/32 #	1,535,000	1,573,183
Nexstar Media 144A 4.75% 11/1/28 #	1,230,000	1,221,728
Rogers Communications 7.125% 4/15/55 μ	530,000	558,378
Sable International Finance 144A 7.125% 10/15/32 #	1,752,000	1,777,075
Sirius XM Radio 144A 4.125% 7/1/30 #	2,055,000	1,955,820
Univision Communications 144A 7.375% 6/30/30 #	1,600,000	1,631,994
Versant Media Group 144A 7.25% 1/30/31 #	153,000	157,935
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	600,000	554,399
VZ Secured Financing 144A 5.00% 1/15/32 #	635,000	575,141
NQ- IV006 [1225] 0226 (5191634)    3

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communication Services (continued)
Windstream Services 144A 7.50% 10/15/33 #	800,000	$ 820,766
		18,636,779
Communications — 0.65%
AT&T
5.55% 11/1/45	285,000	274,707
5.70% 11/1/54	385,000	369,534
6.05% 8/15/56	180,000	181,734
6.30% 1/15/38	270,000	293,441

IHS Holding 144A 8.25% 11/29/31 #	725,000	759,204
Meta Platforms
4.60% 11/15/32	275,000	277,290
4.875% 11/15/35	775,000	774,262
5.50% 11/15/45	895,000	869,604

Rogers Communications 5.30% 2/15/34	1,240,000	1,252,027
SoftBank
144A 4.699% 7/9/30 #	645,000	647,611
144A 5.332% 7/9/35 #	775,000	777,314

Time Warner Cable 6.55% 5/1/37	1,490,000	1,522,312
T-Mobile USA
5.125% 5/15/32	145,000	149,279
5.875% 11/15/55	555,000	556,794
Verizon Communications
2.10% 3/22/28	705,000	676,998
4.75% 1/15/33	1,770,000	1,769,138
5.00% 1/15/36	385,000	381,881
5.875% 11/30/55	255,000	252,116
		11,785,246
Consumer Cyclical — 0.30%
Amazon.com
4.10% 11/20/30	320,000	320,445
5.55% 11/20/65	285,000	276,670
Ford Motor Credit
5.869% 10/31/35	200,000	197,604
6.532% 3/19/32	435,000	455,103
General Motors Financial
2.35% 2/26/27	660,000	647,042
5.60% 6/18/31	158,000	164,872
5.625% 4/4/32	195,000	203,147

Gildan Activewear 144A 4.70% 10/7/30 #	1,350,000	1,343,795
Lowe's 4.25% 3/15/31	355,000	353,611
VICI Properties
4.95% 2/15/30	1,370,000	1,386,807
5.625% 4/1/35	180,000	183,902
		5,532,998
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Discretionary — 0.96%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	560,000	$ 570,600
Bath & Body Works 6.875% 11/1/35	2,795,000	2,830,519
Caesars Entertainment
144A 6.00% 10/15/32 #	1,225,000	1,192,181
144A 6.50% 2/15/32 #	385,000	394,609

Carnival 144A 5.875% 6/15/31 #	2,500,000	2,584,160
Clarios Global
144A 6.75% 2/15/30 #	1,605,000	1,679,729
144A 6.75% 9/15/32 #	1,205,000	1,250,293

Garrett Motion Holdings 144A 7.75% 5/31/32 #	1,515,000	1,611,307
Life Time 144A 6.00% 11/15/31 #	1,746,000	1,789,887
Light & Wonder International 144A 7.25% 11/15/29 #	1,610,000	1,654,422
Victra Holdings 144A 8.75% 9/15/29 #	1,754,000	1,859,201
		17,416,908
Consumer Non-Cyclical — 0.65%
AbbVie 4.80% 3/15/27	1,495,000	1,511,166
Bunge Limited Finance
2.75% 5/14/31	5,000	4,594
4.20% 9/17/29	935,000	937,083
Cargill
144A 4.125% 10/23/30 #	305,000	303,783
144A 5.375% 10/23/55 #	395,000	380,424
CVS Health
5.00% 9/15/32	225,000	229,737
5.45% 9/15/35	385,000	394,235
6.20% 9/15/55	345,000	350,530

HCA 5.45% 9/15/34	1,255,000	1,292,414
JBS USA Holding Lux
3.625% 1/15/32	2,000,000	1,873,925
144A 6.25% 3/1/56 #	370,000	368,717
Merck & Co.
3.85% 3/15/29	220,000	219,960
4.15% 3/15/31	385,000	383,900
4.45% 12/4/32	310,000	310,524
4.75% 12/4/35	285,000	284,046
5.50% 3/15/46	255,000	254,198
5.55% 12/4/55	255,000	251,796
5.70% 12/4/65	255,000	252,484
Pfizer
4.20% 11/15/30	200,000	200,976
4.875% 11/15/35	305,000	306,028

4    NQ- IV006 [1225] 0226 (5191634)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Sysco
5.10% 9/23/30	740,000	$ 764,402
5.40% 3/23/35	850,000	880,786
		11,755,708
Consumer Staples — 0.13%
Cerdia Finanz 144A 9.375% 10/3/31 #	1,710,000	1,776,262
William Carter 144A 7.375% 2/15/31 #	525,000	543,455
		2,319,717
Electric — 0.23%
AEP Texas 5.40% 6/1/33	185,000	191,526
American Electric Power 5.80% 3/15/56 μ	230,000	228,437
Black Hills 4.55% 1/31/31	285,000	285,189
Dominion Energy
6.20% 2/15/56 μ	250,000	250,337
6.625% 5/15/55 μ	137,000	141,249
6.875% 2/1/55 μ	835,000	868,414

Duke Energy Florida 4.20% 12/1/30	285,000	285,551
NRG Energy
144A 4.734% 10/15/30 #	460,000	460,882
144A 5.407% 10/15/35 #	365,000	364,810

Oglethorpe Power 4.50% 4/1/47	1,360,000	1,142,575
		4,218,970
Energy — 1.21%
Archrock Partners 144A 6.625% 9/1/32 #	770,000	794,659
Civitas Resources 144A 8.625% 11/1/30 #	770,000	807,480
Diamondback Energy 5.55% 4/1/35	709,000	729,025
Enbridge
4.90% 6/20/30	230,000	235,210
5.25% 4/5/27	445,000	451,350
5.55% 6/20/35	360,000	372,626
5.75% 7/15/80 μ	735,000	744,784
Energy Transfer
5.75% 2/15/33	1,315,000	1,382,709
6.50% 2/15/56 μ	645,000	643,153
Enterprise Products Operating
3.30% 2/15/53	1,425,000	955,614
4.60% 1/15/31	385,000	389,846

Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	751,629	681,418
Genesis Energy 7.75% 2/1/28	1,705,000	1,713,084
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	675,000	$ 738,034
Hilcorp Energy I 144A 6.00% 2/1/31 #	2,515,000	2,400,596
Matador Resources 144A 6.25% 4/15/33 #	795,000	799,094
Murphy Oil 6.00% 10/1/32	820,000	819,724
Nabors Industries 144A 7.625% 11/15/32 #	799,000	785,826
ONEOK 5.70% 11/1/54	1,355,000	1,263,665
Shell Finance US
4.125% 11/6/30	160,000	160,039
4.75% 1/6/36	390,000	389,577
Targa Resources
4.35% 1/15/29	230,000	230,695
5.40% 7/30/36	120,000	120,186

Targa Resources Partners 5.00% 1/15/28	1,500,000	1,500,431
Transocean International 144A 7.875% 10/15/32 #	733,000	769,017
USA Compression Partners 144A 7.125% 3/15/29 #	765,000	792,220
Woodside Finance 5.70% 5/19/32	1,225,000	1,275,265
		21,945,327
Financials — 1.43%
AerCap Ireland Capital DAC
3.65% 7/21/27	1,810,000	1,799,474
5.00% 11/15/35	510,000	505,362

Air Lease 4.625% 10/1/28	769,000	772,735
Amynta Agency Borrower and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	775,000	788,200
Apollo Debt Solutions 6.70% 7/29/31	1,265,000	1,335,567
Ares Capital 5.10% 1/15/31	655,000	647,209
Aviation Capital Group 144A 5.375% 7/15/29 #	445,000	456,180
Azorra Finance 144A 7.75% 4/15/30 #	1,751,000	1,855,682
Banco Santander 8.00% 2/1/34 μ, ψ	1,600,000	1,771,114
Bank of Montreal 7.70% 5/26/84 μ	1,510,000	1,604,305
Barclays 7.625% 3/15/35 μ, ψ	1,640,000	1,756,607
Blackstone Private Credit Fund
5.05% 9/10/30	285,000	280,789
5.60% 11/22/29	725,000	732,895

Block 144A 6.00% 8/15/33 #	800,000	821,735
NQ- IV006 [1225] 0226 (5191634)    5

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Financials (continued)
Blue Owl Credit Income
5.80% 3/15/30	726,000	$ 726,005
6.60% 9/15/29	310,000	319,300

CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	1,196,000	1,221,410
Goldman Sachs Group 5.561% 11/19/45 μ	215,000	215,193
HUB International 144A 7.375% 1/31/32 #	1,600,000	1,680,286
Jefferies Finance 144A 6.625% 10/15/31 #	1,160,000	1,142,449
Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	1,500,000	1,573,205
KeyBank 5.00% 1/26/33	710,000	717,326
OneMain Finance 6.75% 9/15/33	1,150,000	1,165,960
PennyMac Financial Services 144A 6.75% 2/15/34 #	800,000	827,510
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	510,000	510,398
Starwood Property Trust 144A 6.50% 7/1/30 #	770,000	805,900
		26,032,796
Healthcare — 0.36%
CHS 144A 5.25% 5/15/30 #	1,918,000	1,804,824
GENMAB 144A 6.25% 12/15/32 #	775,000	794,795
Global Medical Response 144A 7.375% 10/1/32 #	1,579,000	1,644,337
Molina Healthcare 144A 6.50% 2/15/31 #	550,000	565,554
Tenet Healthcare 144A 5.50% 11/15/32 #	1,665,000	1,688,903
		6,498,413
Industrials — 0.68%
Albion Financing 1 144A 7.00% 5/21/30 #	800,000	838,205
AMN Healthcare 144A 6.50% 1/15/31 #	799,000	799,709
Arcosa 144A 6.875% 8/15/32 #	754,000	797,728
Bombardier 144A 8.75% 11/15/30 #	1,495,000	1,617,079
CACI International 144A 6.375% 6/15/33 #	773,000	800,773
Carpenter Technology 144A 5.625% 3/1/34 #	738,000	750,528
Enpro 144A 6.125% 6/1/33 #	783,000	809,932
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Industrials (continued)
Goat Holdco 144A 6.75% 2/1/32 #	792,000	$ 814,065
Herc Holdings 144A 6.00% 3/15/34 #	779,000	789,864
Manitowoc 144A 9.25% 10/1/31 #	733,000	788,232
Synergy Infrastructure Holdings 144A 7.875% 12/1/30 #	312,000	324,237
Terex 144A 6.25% 10/15/32 #	1,539,000	1,580,100
TransDigm 144A 6.625% 3/1/32 #	1,570,000	1,635,420
		12,345,872
Information Technology — 0.23%
Cipher Compute 144A 7.125% 11/15/30 #	234,000	238,617
Cloud Software Group 144A 6.50% 3/31/29 #	1,784,000	1,808,526
ION Platform Finance US 144A 7.875% 9/30/32 #	800,000	760,086
Seagate Data Storage Technology 144A 5.75% 12/1/34 #	815,000	837,311
Workday
3.50% 4/1/27	55,000	54,700
3.70% 4/1/29	110,000	108,471
3.80% 4/1/32	110,000	105,285

WULF Compute 144A 7.75% 10/15/30 #	302,000	311,365
		4,224,361
Insurance — 0.38%
AIA Group 144A 3.20% 9/16/40 #	1,432,000	1,136,012
Athene Holding 6.875% 6/28/55 μ	340,000	339,917
Henneman Trust 144A 6.58% 5/15/55 #	610,000	638,005
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,820,000	1,865,450
Pine Street Trust III 144A 6.223% 5/15/54 #	1,565,000	1,588,611
Prudential Financial 5.20% 3/14/35	1,225,000	1,257,082
		6,825,077
Materials — 1.11%
Amsted Industries 144A 6.375% 3/15/33 #	769,000	795,085

6    NQ- IV006 [1225] 0226 (5191634)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Materials (continued)
Ardagh Metal Packaging Finance USA 144A 6.25% 1/30/31 #	525,000	$ 537,280
Arsenal AIC Parent 144A 8.00% 10/1/30 #	1,661,000	1,764,664
Celanese US Holdings 7.375% 2/15/34	779,000	791,951
Cleveland-Cliffs 144A 7.00% 3/15/32 #	1,747,000	1,792,860
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	1,104,000	1,123,214
Commercial Metals 144A 6.00% 12/15/35 #	1,466,000	1,503,729
Constellium 144A 6.375% 8/15/32 #	1,540,000	1,596,774
Magnera 144A 7.25% 11/15/31 #	1,390,000	1,365,960
Mauser Packaging Solutions Holding
144A 7.875% 4/15/30 #	395,000	392,249
144A 9.25% 4/15/30 #	1,302,000	1,256,430

NOVA Chemicals 144A 8.50% 11/15/28 #	3,195,000	3,344,510
Olympus Water US Holding 144A 7.25% 2/15/33 #	825,000	829,827
Sealed Air 144A 7.25% 2/15/31 #	760,000	792,370
Trivium Packaging Finance
144A 8.25% 7/15/30 #	458,000	491,320
144A 12.25% 1/15/31 #	355,000	385,493

White Cap Supply Holdings 144A 7.375% 11/15/30 #	1,377,000	1,429,689
		20,193,405
Natural Gas — 0.02%
NiSource 5.75% 7/15/56 μ	365,000	367,547
		367,547
Real Estate — 0.12%
Forestar Group 144A 6.50% 3/15/33 #	540,000	551,162
Millrose Properties 144A 6.375% 8/1/30 #	795,000	813,976
RHP Hotel Properties 144A 6.50% 6/15/33 #	775,000	808,764
		2,173,902
Real Estate Investment Trusts — 0.07%
Extra Space Storage 5.40% 2/1/34	725,000	745,798
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Simon Property Group 2.65% 2/1/32	630,000	$ 567,307
		1,313,105
Technology — 0.45%
Accenture Capital 4.05% 10/4/29	950,000	953,924
Broadcom
4.20% 10/15/30	380,000	379,820
4.90% 7/15/32	240,000	245,152
5.05% 7/12/29	670,000	689,998

CDW 3.276% 12/1/28	1,035,000	1,005,893
Entegris 144A 4.75% 4/15/29 #	385,000	386,223
Foundry JV Holdco
144A 6.10% 1/25/36 #	725,000	758,782
144A 6.15% 1/25/32 #	285,000	302,235
Leidos
5.40% 3/15/32	260,000	270,528
5.50% 3/15/35	1,315,000	1,367,251
Oracle
4.70% 9/27/34	800,000	742,123
5.875% 9/26/45	995,000	899,109
6.00% 8/3/55	265,000	233,905
		8,234,943
Utilities — 0.42%
NRG Energy 144A 6.00% 1/15/36 #	827,000	838,386
Venture Global LNG 144A 8.375% 6/1/31 #	3,265,000	3,248,694
Venture Global Plaquemines LNG 144A 6.125% 12/15/30 #	780,000	794,761
Vistra 144A 8.00% 10/15/26 #, μ, ψ	2,600,000	2,675,432
		7,557,273
Total Corporate Bonds (cost $235,789,092)		239,385,194

Government Agency Obligations — 0.21%
AL Jawaher Assets 144A 4.662% 10/29/30 #	945,000	937,666
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #	708,691	727,340
Equinor
4.50% 9/3/30	80,000	81,197
4.75% 11/14/35	165,000	164,229

Freeport Indonesia 144A 5.315% 4/14/32 #	725,000	740,174
NQ- IV006 [1225] 0226 (5191634)    7

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Principalamount°	Value (US $)

Government Agency Obligations (continued)

Petroleos Mexicanos 6.70% 2/16/32	1,130,000	$ 1,127,689
Total Government Agency Obligations (cost $3,741,268)		3,778,295

Municipal Bonds — 0.09%
Texas Water Development Board Revenue (Master Trust) 4.75% 10/15/55	825,000	828,993
Wisconsin Public Finance Authority Senior Lien Toll Revenue (Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	650,000	711,828
Total Municipal Bonds (cost $1,492,068)		1,540,821

Non-Agency Asset-Backed Securities — 0.04%
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	500,000	506,431
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	300,000	304,678
Total Non-Agency Asset-Backed Securities (cost $799,981)		811,109

Non-Agency Collateralized Mortgage Obligations — 0.32%
Connecticut Avenue Securities Trust
Series 2023-R06 1M2 144A 6.574% (SOFR + 2.70%) 7/25/43 #, •	2,700,000	2,774,788
Series 2023-R08 1M1 144A 5.374% (SOFR + 1.50%) 10/25/43 #, •	560,253	561,198
Series 2025-R03 2M1 144A 5.474% (SOFR + 1.60%) 3/25/45 #, •	220,659	220,930
Series 2025-R04 1M2 144A 5.374% (SOFR + 1.50%) 5/25/45 #, •	795,000	795,021
Series 2025-R05 2M2 144A 5.474% (SOFR + 1.60%) 7/25/45 #, •	350,000	351,204
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 5.724% (SOFR + 1.85%) 11/25/43 #, •	434,866	438,806
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2025-DNA2 M2 144A 5.374% (SOFR + 1.50%) 5/25/45 #, •	280,000	$ 279,939
Series 2025-DNA3 M2 144A 5.374% (SOFR + 1.50%) 9/25/45 #, •	350,000	350,934
Total Non-Agency Collateralized Mortgage Obligations (cost $5,787,678)		5,772,820

Non-Agency Commercial Mortgage-Backed Securities — 1.10%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	2,385,000	2,414,404
BANK Series 2020-BN26 A4 2.403% 3/15/63	1,000,000	917,557
BBCMS Mortgage Trust Series 2020-C7 A5 2.037% 4/15/53	1,250,000	1,127,248
Benchmark Mortgage Trust
Series 2020-B18 A5 1.925% 7/15/53	1,415,000	1,256,723
Series 2020-B20 A5 2.034% 10/15/53	2,000,000	1,769,616
Series 2021-B24 A5 2.584% 3/15/54	2,250,000	2,016,386
Series 2022-B32 B 3.202% 1/15/55 •	800,000	674,844
Series 2022-B36 A5 4.47% 7/15/55 •	1,200,000	1,175,612

Citigroup Commercial Mortgage Trust Series 2020-555 A 144A 2.647% 12/10/41 #	2,000,000	1,825,146
FREMF Mortgage Trust Series 2019-K101 B 144A 3.528% 10/25/52 #, •	2,250,000	2,163,365
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	225,000	201,912
Hudson Yards Mortgage Trust Series 2025-SPRL A 144A 5.467% 1/13/40 #, •	3,335,000	3,457,694
MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	1,000,000	1,003,791
Total Non-Agency Commercial Mortgage-Backed Securities (cost $19,695,016)		20,004,298

8    NQ- IV006 [1225] 0226 (5191634)

	Principalamount°	Value (US $)

Loan Agreements — 0.42%
Consumer Discretionary — 0.09%
Staples 9.604% (SOFR03M + 5.75%) 9/4/29 •	1,702,073	$ 1,621,578
		1,621,578
Healthcare — 0.11%
Heartland Dental 7.466% (SOFR01M + 3.75%) 8/25/32 •	1,990,000	2,000,571
		2,000,571
Industrials — 0.22%
White Cap Supply Holdings Tranche C 6.966% (SOFR01M + 3.25%) 10/19/29 •	3,947,161	3,967,568
		3,967,568
Total Loan Agreements (cost $7,447,017)		7,589,717

Sovereign Bond — 0.05%Δ
Paraguay — 0.05%
Paraguay Government International Bond 144A 2.739% 1/29/33 #	985,000	881,586
Total Sovereign Bond (cost $835,583)		881,586

US Treasury Obligations — 0.87%
US Treasury Notes
3.875% 6/30/30	30,000	30,229
3.875% 8/31/32	290,000	289,292
3.875% 8/15/34	245,000	241,282
4.00% 11/15/35	15,430,000	15,209,399
Total US Treasury Obligations (cost $15,882,028)		15,770,202
	Number of shares
Common Stocks — 59.95%♣
Communication Services — 4.13%
Alphabet Class A	85,914	26,891,082
Bharti Airtel	688,652	16,163,683
Meta Platforms Class A	25,593	16,893,683
Netflix †	158,577	14,868,180
		74,816,628
Consumer Discretionary — 6.33%
Amazon.com †	110,520	25,510,226
Amer Sports †	575,451	21,493,095
Ferrari	40,791	15,158,519
Hilton Worldwide Holdings	63,248	18,167,988
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Discretionary (continued)
Home Depot	49,347	$ 16,980,303
Media Group Holdings Series H <<, =, †	640,301	755,235
Sea ADR †	121,832	15,542,108
Studio City International Holdings ADR †	345,208	1,225,488
		114,832,962
Consumer Staples — 4.57%
Alimentation Couche-Tard	400,841	21,891,400
BJ's Wholesale Club Holdings †	144,581	13,016,627
Casey's General Stores	35,391	19,560,960
Coca-Cola	164,824	11,522,846
Orkla	1,524,474	16,976,148
		82,967,981
Energy — 0.92%
Canadian Natural Resources	262,259	8,877,467
ConocoPhillips	83,621	7,827,762
		16,705,229
Financials — 10.64%
Aon Class A	53,262	18,795,095
Banco Bilbao Vizcaya Argentaria	1,178,012	27,632,887
Blue Owl Capital	765,518	11,436,839
Capital One Financial	71,735	17,385,695
HDFC Bank	1,772,878	19,584,797
ING Groep	780,037	21,925,462
Intercontinental Exchange	108,366	17,550,957
Mastercard Class A	43,282	24,708,828
MNSN Holdings =, †	345	18,400
Morgan Stanley	128,053	22,733,249
New Cotai =, †, π	1,819,823	742,435
XP Class A	641,727	10,505,071
		193,019,715
Healthcare — 6.80%
AbbVie	65,537	14,974,549
Ascendis Pharma ADR †	68,832	14,677,736
Eli Lilly & Co.	24,378	26,198,549
Fresenius & Co.	250,002	14,323,065
Hoya	128,400	19,474,376
Rede D'Or Sao Luiz 144A #	2,070,683	15,345,670
Thermo Fisher Scientific	31,787	18,418,977
		123,412,922
Industrials — 8.06%
Airbus	94,465	21,937,039
Ashtead Group	163,880	11,173,208
BAE Systems	758,271	17,451,649
NQ- IV006 [1225] 0226 (5191634)    9

Consolidated schedule of investments
Nomura Asset Strategy Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Carrier Global	255,756	$ 13,514,147
CSX	538,659	19,526,389
Howmet Aerospace	107,193	21,976,709
Ingersoll Rand	165,100	13,079,222
Siemens	55,468	15,535,288
SMC	35,000	12,110,031
		146,303,682
Information Technology — 16.81%
Apple	138,144	37,555,828
Broadcom	55,399	19,173,594
KLA	19,087	23,192,232
Microsoft	119,635	57,857,879
NVIDIA	325,722	60,747,153
Salesforce	67,652	17,921,691
SAP	71,561	17,387,071
Seagate Technology Holdings	41,488	11,425,380
Taiwan Semiconductor Manufacturing	1,013,550	49,823,367
Unity Software †	225,973	9,981,227
		305,065,422
Materials — 0.83%
Sherwin-Williams	46,656	15,117,944
		15,117,944
Utilities — 0.86%
NTPC	4,242,727	15,573,948
		15,573,948
Total Common Stocks (cost $1,111,961,872)		1,087,816,433

Preferred Stock — 0.01%♣
Financials — 0.01%
SVB Financial Trust 11/7/32 †	393	187,264
Total Preferred Stock (cost $178,805)		187,264

Exchange-Traded Funds — 9.65%
iShares Core MSCI EAFE ETF	285,738	25,562,122
iShares Core MSCI Emerging Markets ETF	307,033	20,638,758
Nomura Focused Emerging Markets Equity ETF	679,098	27,299,604
Vanguard S&P 500 ETF	161,949	101,563,076
Total Exchange-Traded Funds (cost $174,252,635)		175,063,560

	Troy Ounces	Value (US $)
Bullion — 7.81%
Gold	32,846	$ 141,694,316
Total Bullion (cost $38,406,159)		141,694,316
	Number of shares
Short-Term Investments — 0.64%
Money Market Mutual Funds — 0.64%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	2,875,000	2,875,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	2,875,000	2,875,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	2,875,000	2,875,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	2,875,000	2,875,000
Total Short-Term Investments (cost $11,500,000)		11,500,000

Total Value of Securities—98.94% (cost $1,712,218,096)		1,795,197,993
Receivables and Other Assets Net of Liabilities—1.06%★		19,320,191
Net Assets Applicable to 80,030,914 Shares Outstanding—100.00%		$1,814,518,184
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

10    NQ- IV006 [1225] 0226 (5191634)

•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $161,967,407, which represents 8.93% of the Fund’s net assets.
>>	PIK. 100% of the income received was in the form of principal.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At December 31, 2025, the aggregate value of restricted securities was $3,097,565, which represented 0.17% of the Fund’s net assets. See table below for additional details on restricted securities.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
<<	Affiliated company.
★	Includes $751,708 cash collateral held at broker for futures contracts as of December 31, 2025.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$12,323,959	$742,435
New Cotai PIK	2/7/22	2,289,855	2,355,130
Total		$14,613,814	$3,097,565

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
US Treasury 2 yr Notes
98	$20,461,328	$20,474,576	3/31/26	$—	$(13,248)	$(6,891)
US Treasury 5 yr Notes
31	3,388,446	3,401,112	3/31/26	—	(12,666)	(3,633)
US Treasury Long Bonds
315	36,412,031	36,806,597	3/20/26	—	(394,566)	(68,906)
				60,682,285		—	(420,480)	(79,430)
NQ- IV006 [1225] 0226 (5191634)    11

Consolidated schedule of investments
Nomura Asset Strategy Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
US Treasury 10 yr Notes
(19)	$(2,136,312)	$(2,152,741)	3/20/26	$16,429	$—	$3,860
US Treasury 10 yr Ultra Notes
(244)	(28,063,814)	(28,130,659)	3/20/26	66,845	—	39,459
US Treasury Ultra Bonds
(63)	(7,434,001)	(7,601,653)	3/20/26	167,652	—	23,625
				(37,885,053)		250,926	—	66,944
Total Futures Contracts		$22,797,232		$250,926	$(420,480)	$(12,486)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
See Note 0 in “Notes to financial statements.”
Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LNG – Liquefied Natural Gas
MSCI – Morgan Stanley Capital International
Summary of abbreviations: (continued)
PIK – Payment-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

12    NQ- IV006 [1225] 0226 (5191634)